ALPHA SELECT FUNDS

                            Target Select Equity Fund

                        Supplement dated October 11, 2001
                    to the Prospectus dated January 31, 2001


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

         --------------------------------------------------------------

Effective October 1, 2001, Turner Investment Partners, Inc. will serve as Administrator of Alpha Select Funds and Turner Funds, a separate registered investment company. Turner's annual administration fee will be 0.15% of Alpha Select Funds' and Turner Funds' combined average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion.

Also effective October 1, CCM Securities, Inc. will serve as the Alpha Select Funds' Distributor. CCM is a registered broker-dealer subsidiary of Turner Investment Partners, Inc.

         ---------------------------------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





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                               ALPHA SELECT FUNDS

                            Target Select Equity Fund

                        Supplement dated October 11, 2001
        to the Statement of Additional Information dated January 31, 2001


This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

         --------------------------------------------------------------

Effective October 1, 2001, Turner Investment Partners, Inc. will serve as Administrator of Alpha Select Funds and Turner Funds, a separate registered investment company. Turner's annual administration fee will be 0.15% of Alpha Select Funds' and Turner Funds' combined average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion.

Also effective October 1, CCM Securities, Inc. will serve as the Alpha Select Funds' Distributor. CCM is a registered broker-dealer subsidiary of Turner Investment Partners, Inc.

         ---------------------------------------------------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE